ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2018
Accrued Expenses And Other Current Liabilities
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 7 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are as follows:

	June 30,	December 31,
	2018	2017
Accrued payroll and related costs	$17,414	$18,067
Accrued vacation	7,544	5,432
Accrual for minimum wage increase	757	1,128
Labor union contribution	1,128	1,912
Other	2,636	4,169
Total accrued expenses and other current liabilities	$29,479	$30,708